Business Information - Additional Information (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) client	Sep. 30, 2020 USD ($) client	Sep. 30, 2021 USD ($) Segment client	Sep. 30, 2020 USD ($) client	Dec. 31, 2020 USD ($) Segment client	Dec. 31, 2019 USD ($) client	Dec. 31, 2018 USD ($) client
Segment Reporting Information [Line Items]
Number of operating segments | Segment			1		1
Number of reportable segments | Segment			1		1
Revenues | $	$ 177,427	$ 122,844	$ 602,749	$ 329,841	$ 518,986	$ 533,297	$ 701,989
Client Accounting for More than 10% of Aggregate Revenue
Segment Reporting Information [Line Items]
Revenues | $	$ 54,100	$ 17,900
Revenue Benchmark | Client Accounting for More than 10% of Aggregate Revenue
Segment Reporting Information [Line Items]
Number of clients over 10% benchmark | client	2	1	0	0	0	0	0